Investments (Tables)	12 Months Ended
Dec. 31, 2012
Investments
Summary of the amortized cost and estimated fair value of short-term investments for both available-for-sale and trading securities
	2012		2011
	Amortized	Fair	Amortized	Fair
(Thousands of dollars)	Cost	Value	Cost	Value
Money market funds	$126,537	$126,537	$139,420	$139,420
Corporate bonds	67,275	69,214	88,589	89,146
U.S. Government agency securities	23,647	23,775	9,720	9,757
Emerging markets debt mutual fund	17,693	18,734	17,693	16,399
U.S. Treasury securities	17,165	17,169	4,848	4,905
Collateralized mortgage obligations	15,059	15,162	14,915	15,011
Asset backed debt securities	12,180	12,238	3,533	3,533
Fixed rate municipal notes and bonds	-	-	17,718	17,788
Other	-	-	1,480	1,484
Total available-for-sale short-term investments	279,556	282,829	297,916	297,443
High yield trading debt securities	21,839	23,406	20,155	20,750
Emerging markets trading debt mutual funds	3,046	3,237	2,620	2,487
Emerging markets trading debt securities	2,361	2,600	2,444	2,355
Other trading investments	1,262	1,307	218	221
Total short-term investments	$308,064	$313,379	$323,353	$323,256

Summary of estimated fair value of fixed rate securities designated as available-for-sale, classified by the contractual maturity date of the security
(Thousands of dollars)	2012
Due within one year	$ 2,587
Due after one year through three years	52,411
Due after three years	60,721
Total fixed rate securities	$115,719